ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS - Liabilities (Details) - USD ($)	Dec. 31, 2023	Jun. 30, 2023
Liabilities:
Warrant liability - non-current	$ 140,000	$ 4,360,000
Level 3
Liabilities:
Warrant liability - non-current	$ 140,000	$ 4,360,000